STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders Equity Note [Abstract]
STOCKHOLDERS? EQUITY

NOTE 17— STOCKHOLDERS’ EQUITY

The changes in the number of ordinary shares outstanding and treasury shares held by the Company are as follows:

	Year Ended December 31,
	2016	2015
Shares outstanding
Beginning balance	239,016,924	237,809,823
Common stock issued	3,304,808	1,672,923
Purchase of common stock	(933,455)	(465,822)
Ending balance	241,388,277	239,016,924

Shares held as Treasury shares
Beginning balance	7,824,204	7,400,027
Purchase of common stock	933,455	465,822
Retirement of common stock	(455,655)	(41,645)
Ending balance	8,302,004	7,824,204

Ordinary shares issued at the end of the period	249,690,281	246,841,128

Accumulated Other Comprehensive Income (Loss)

The components of AOCI included in stockholders’ equity are as follows:

	December 31, 2016	December 31, 2015
	(In thousands)
Foreign currency translation adjustments ("FCTA")	$(42,082)	$(29,925)
Net unrealized gain on investments	269	247
Net loss on derivative financial instruments	(25,082)	(64,277)
Accumulated other comprehensive loss	$(66,895)	$(93,955)

During the first quarter of 2016, we recorded a $7 million adjustment decreasing FCTA, with an offsetting reduction of Loss on foreign currency, net, to correct amounts accounted for inappropriately in a previous period.

In the second quarter of 2016, foreign currency instruments associated with construction of our DLV 2000 vessel were settled upon the final payment to the shipyard. These instruments were designated as cash flow hedges and, as such, $20 million of cumulative loss was recorded in AOCI and will be amortized consistent with the depreciation of the vessel.

The following table presents the components of AOCI and the amounts that were reclassified during 2016, 2015 and 2014:

	Foreign currency translation adjustments	Unrealized holding gain (loss) on investments	Gain (loss) on derivative (1)		TOTAL
	(In thousands)
Balance, January 1, 2014	$(2,562)	$238	$(45,386)		$(47,710)

Other comprehensive income (loss) before reclassification	(9,250)	3	(65,503)		(74,750)
Amounts reclassified from AOCI	(3,400)	-	28,052	(2)	24,652
Net current period other comprehensive income (loss)	(12,650)	3	(37,451)		(50,098)

Balance, December 31, 2014	(15,212)	241	(82,837)		(97,808)

Other comprehensive income (loss) before reclassification	(12,470)	6	(57,459)		(69,923)
Amounts reclassified from AOCI	(2,243)	-	76,019	(2)	73,776
Net current period other comprehensive income (loss)	(14,713)	6	18,560		3,853

Balance, December 31, 2015	(29,925)	247	(64,277)		(93,955)

Other comprehensive income (loss) before reclassification	(12,157)	22	4,004		(8,131)
Amounts reclassified from AOCI	-	-	35,191	(2)	35,191
Net current period other comprehensive income (loss)	(12,157)	22	39,195		27,060

Balance, December 31, 2016	$(42,082)	$269	$(25,082)		$(66,895)

(1)	Refer to Note 12, Derivative Financial Instruments, for additional details
(2)	Reclassified to cost of operations and gain (loss) on foreign currency, net

Noncontrolling Interest

In 2013, we entered into certain joint ventures with TH Heavy Engineering Berhad (“THHE”), whereby we acquired a 30% interest in THHE Fabricators Sdn. Bhd. (“THF”), a subsidiary of THHE, and THHE acquired a 30% interest in our Malaysian subsidiary, Berlian McDermott Sdn. Bhd (“BMD”). In the third quarter of 2016, we reacquired the 30% of noncontrolling interest in BMD from THHE in exchange for our 30% equity interest in THF. We determined the fair value of the asset surrendered to be $17 million. In connection with the acquisition of the BMD noncontrolling interest, we recorded an $18 million decrease in noncontrolling interest, and, in connection with the sale of our investment in THF, we recorded a $12 million decrease in investments in unconsolidated affiliates and a $5 million gain in Other non-operating income (expense), net in our Consolidated Financial Statements.